UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:      February 28, 2019

Date of reporting period:   September 1, 2018 – November 30, 2018

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
November 30, 2018 (Unaudited)

		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	53,000	$1,208,588
General banking services
The Akita Bank, Ltd.	147,700	3,033,746
General banking services
The Bank of Okinawa, Ltd.	64,100	2,108,720
General banking services
The Keiyo Bank, Ltd.	268,800	1,894,041
General banking services
The Musashino Bank, Ltd.	81,100	2,192,954
General banking services
The Taiko Bank, Ltd.	107,000	2,002,686
General banking services
The Yamanashi Chuo Bank, Ltd.	105,900	1,551,167
General banking services
Total Banks (4.0%)		13,991,902

Chemicals
Adeka Corporation	247,400	3,920,135
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	51,700	3,378,817
Plating chemicals
Fujikura Kasei Co., Ltd.	1,059,500	5,916,440
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	646,800	5,053,170
High-pressured gases and chemicals
Sakata Inx Corporation	700,200	8,344,304
Manufactures printing ink
Sekisui Jushi Corporation	272,600	5,368,685
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	119,400	1,310,366
Manufactures chemical products
Tenma Corporation	358,900	6,597,299
Manufactures synthetic resin products
T&K Toka Co., Ltd.	195,100	2,070,687
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	262,400	3,133,962
Manufactures metalworking fluids
Total Chemicals (12.9%)		45,093,865

Construction
Toenec Corporation	317,000	8,767,164
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	285,500	8,398,908
Operates construction-related businesses
Yondenko Corporation	70,000	1,688,114
Construction of electrical distribution systems
Yurtec Corporation	293,700	2,421,308
Engineering company
Total Construction (6.1%)		21,275,494

Electric Appliances
Koito Manufacturing Co., Ltd.	30,700	1,646,743
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	88,000	3,065,486
Manufactures small motors
Maxell Holdings, Ltd.	77,400	1,085,311
Manufactures media devices, batteries and electrical appliances
Nissin Electric Co., Ltd.	99,900	836,790
Manufactures electric equipment
Total Electric Appliances (1.9%)		6,634,330

Financing Business
Hitachi Capital Corporation	151,800	3,750,377
General financial services
Ricoh Leasing Company, Ltd.	138,400	4,504,232
Leasing and financial services
Total Financing Business (2.4%)		8,254,609

Food
Kameda Seika Co., Ltd.	52,900	2,497,415
Manufactures confectioneries
Nichirei Corporation	84,700	2,391,012
Produces frozen foods and provides cold storage warehousing
Total Food (1.4%)		4,888,427

Information and Communication
NS Solutions Corporation	68,400	1,954,974
System consulting services and software development
OBIC Co., Ltd.	26,400	2,281,094
Computer system integration
Okinawa Cellular Telephone Company	249,200	8,241,917
Telecommunications
Otsuka Corporation	55,900	1,880,812
Computer information system developer
Total Information and Communication (4.1%)		14,358,797

Iron and Steel
Chubu Steel Plate Co., Ltd.	266,000	1,464,306
Manufactures steel-related products
Mory Industries Inc.	42,200	1,009,514
Manufactures steel tubing products
Nichia Steel Works, Ltd.	2,063,900	6,126,166
Manufactures steel-related products
Osaka Steel Co., Ltd.	491,400	8,660,690
Manufactures steel-related products
Total Iron and Steel (4.9%)		17,260,676

Machinery
Hisaka Works, Ltd.	122,100	1,024,894
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	82,100	2,187,453
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	122,200	1,655,380
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	174,000	3,846,743
Manufactures machine tools and motor pumps
Oiles Corporation	360,480	6,340,587
Manufactures bearing equipment
Shibuya Corporation	17,100	622,790
Packing plant business
Star Micronics Co., Ltd.	12,800	190,757
Manufactures machinery, electronic components, and precision parts
Yamashin-Filter Corporation	55,600	443,194
Manufactures filters
Total Machinery (4.7%)		16,311,798

Metal Products
Dainichi Co., Ltd.	246,100	1,614,872
Manufactures oil heating equipment
Neturen Co., Ltd.	473,500	4,270,613
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	183,600	1,633,294
Manufactures automobile-related products
Piolax, Inc.	143,000	3,501,475
Manufactures automobile-related products
Rinnai Corporation	57,700	4,136,856
Manufactures heating appliances and components
Shinpo Co., Ltd.	1,800	18,232
Manufactures smokeless roasters
Total Metal Products (4.3%)		15,175,342

Other Products
Fuji Seal International, Inc.	28,200	1,015,881
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	24,700	455,776
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	187,100	3,383,241
Manufactures rubber automobile parts
Pigeon Corporation	49,700	2,046,483
Manufactures baby care products
The Pack Corporation	216,000	6,145,065
Manufactures paper and chemical products
Total Other Products (3.7%)		13,046,446

Precision Instruments
Nakanishi Inc.	106,700	2,014,928
Manufactures dental instruments
Total Precision Instruments (0.6%)		2,014,928

Real Estate
Daibiru Corporation	193,900	2,121,142
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	310,900	2,858,851
Designs and constructs housing
Starts Corporation Inc.	85,000	1,986,964
Construction, leasing and management of real estate
Total Real Estate (2.0%)		6,966,957

Retail Trade
ABC-Mart, Inc.	56,600	3,180,587
Retail sales of shoes
AIN Holdings Inc.	2,700	208,086
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	236,900	8,554,983
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	30,800	6,247,624
Operates drug stores
Create SD Holdings Co., Ltd.	209,600	5,713,762
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	207,900	8,212,723
Operates supermarkets
Don Quijote Holdings Co., Ltd.	72,100	4,375,470
Operates discount stores
Hiday Hidaka Corp	178,633	3,708,442
Operates restaurant chains
Izumi Co., Ltd.	40,800	2,310,688
Operates shopping centers, real estate, and credit card services
Japan Meat Co., Ltd.	121,800	2,132,720
Supermarket business and operation of eating-out stores
JINS Inc.	30,700	1,898,216
Retail sales of eyewear and fashion accessories
Kura Corporation	14,700	924,455
Operates a sushi restaurant chain
Kusuri No Aoki Holdings Co., Ltd.	28,500	2,108,601
Operates drug stores
NAFCO Co., Ltd.	76,700	1,235,604
Operates a chain of home and furniture retail outlets
Saint Marc Holdings Co., Ltd.	20,300	495,990
Operates restaurant chains
Saizeriya Co., Ltd.	508,300	9,715,163
Operates restaurants
San-A Co., Ltd.	176,100	7,390,818
Retail sales of home goods
Seria Co., Ltd.	89,800	3,816,312
Discount retail sales
Sundrug Co., Ltd.	25,700	866,966
Operates pharmacies and drug store chains
Yossix Co., Ltd.	13,900	407,077
Operates restaurant chains
Total Retail Trade (20.9%)		73,504,287

Services
EPS Holdings, Inc.	82,300	1,583,877
Performs contract medical research services
H.I.S. Co., Ltd.	124,000	4,177,566
Travel business
Nihon M&A Center Inc.	36,000	839,318
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	406,200	2,722,669
Provides maintenance and management of building facilities
Step Co., Ltd.	157,400	2,086,467
Operates preparatory schools
Tear Corporation	77,900	473,431
Funeral business
Total Services (3.4%)		11,883,328

Textiles and Apparel
Seiren Co., Ltd.	329,900	5,515,041
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.6%)		5,515,041

Transportation and Warehousing
Alps Logistics Co., Ltd.	253,100	1,988,508
General logistics services
Japan Transcity Corporation	656,400	2,844,487
General logistics services
Meiko Trans Co., Ltd.	397,500	4,033,294
Marine logistics services
Trancom Co., Ltd.	27,800	1,596,477
General logistics services
Total Transportation and Warehousing (3.0%)		10,462,766

Transportation Equipment
Hi-Lex Corporation	164,700	3,510,583
Manufactures control cables
Morita Holdings Corporation	85,100	1,677,490
Operates five business transportation segments
Nippon Seiki Co., Ltd.	4,300	84,080
Manufactures transportation equipment parts
Nissin Kogyo Co., Ltd.	55,500	735,209
Manufactures automobile brake systems
Total Transportation Equipment (1.7%)		6,007,362

Utilities
Keiyo Gas Co., Ltd.	97,200	2,356,908
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	194,077	3,859,831
Produces thermal energy products
Total Utilities (1.8%)		6,216,739

Wholesale Trade
Ai Holdings Corporation	33,000	657,762
Information and security equipment
Kanaden Corporation	324,400	3,740,165
Factory automation business
Kohsoku Corporation	368,400	3,922,981
Food and industrial packaging materials
Kondotec Inc.	64,800	589,584
Manufactures construction materials
Matsuda Sangyo Co., Ltd.	350,400	4,604,719
Precious metals, electronic materials, and food
Nagaileben Co., Ltd.	7,100	173,537
Medical wear business
Paltac Corporation	46,100	2,468,737
Cosmetics and daily necessities
Ryoden Corporation	819,600	11,550,271
Purchases electronic and electrical devices
SIIX Corporation	699,800	11,144,038
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	218,900	3,470,472
Machine tools and measuring instruments
Techno Associe Co., Ltd.	413,100	4,377,146
Screws and nonferrous metal products
Total Wholesale Trade (13.3%)		46,699,412

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.7%)		$345,562,506

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$1,858,976
TOTAL FOREIGN CURRENCY (0.5%)		1,858,976

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.2%)		$347,421,482

OTHER ASSETS LESS LIABILITIES, NET (0.8%)		2,754,191

NET ASSETS (100%)		$350,175,673

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2018.

Japanese Yen         JPY       ¥ 113.535 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of November 30, 2018, for federal income tax purposes, subject to change, the aggregate cost of securities was $346,883,307 and net unrealized depreciation was $1,320,801, comprised of gross unrealized appreciation of $14,348,727 and gross unrealized depreciation of $15,669,528. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.’s (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2018, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended November 30, 2018, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended November 30, 2018, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  1/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

 Date:  1/24/2019

By:   /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  1/24/2019